COLONIAL CONNECTICUT TAX-EXEMPT FUND         ANNUAL REPORT

JANUARY 31, 2000

[PHOTO]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

Amid the pressure of rising interest rates, virtually all bonds -- including municipal securities -- posted significant losses for the 12-month period ended January 31, 2000. This was due to the U.S. economy growing better than expected and foreign economies rebounding throughout most of 1999. Both of these occurrences stirred up inflationary fears, which prompted bond yields to move higher. As bond yields rose, their prices declined. In response to this environment, the Federal Reserve Board implemented three interest rate hikes, the first of which was in June, to slow down the economy and to address growing fears of inflation.

A combination of stronger demand and reduced supply helped municipals lose less value than their Treasury counterparts during the year. Investors were lured back to the municipal market after a hiatus to capture the attractive higher yields. Meanwhile, the supply of municipal bonds dwindled as issuers reduced their refinancing activity in response to rising interest rates. Under these circumstances, municipal bond investors were provided with an attractive tax-exempt yield relative to their taxable counterparts.

Despite these challenging bond market conditions, the Fund outperformed its Lipper peer group average for the 12-month period.(1) Although past performance cannot predict results, it is important to maintain a long-term perspective when making investment decisions.

The Portfolio Manager's Report on the following pages will provide you with more specific information on your Fund's performance and the market in which your Fund invests. Thank you for choosing Colonial Connecticut Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ STEPHEN E. GIBSON
---------------------
Stephen E. Gibson
President
March 13, 2000

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Connecticut Municipal Debt Category was negative 5.38% for the 12 months ended January 31, 2000. The Fund's Class A shares were ranked in the first quartile for the 1 year (3 out of 28 funds), in the first quartile for the 3 years (1 out of 22 funds) and in the first quartile for the 5 years (3 out of 20 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

NOT FDIC  MAY LOSE VALUE
          -----------------
INSURED   NO BANK GUARANTEE

HIGHLIGHTS

-    FEDERAL RESERVE BOARD RAISED RATES TO SLOW THE ECONOMY.
     In June of 1999, the Federal Reserve Board made its first of three interest-rate hikes in an attempt to slow a fast-growing economy and keep inflation under control. Despite this anti-inflationary effort, the first interest rate hike did little to slow the economy which resulted in the Federal Reserve Board raising rates again in August and November. As interest rates increased, the yields on bonds increased, causing their prices to decline -- since bond prices and interest rates move in opposite directions.

-    MUNICIPALS HELD UP BETTER THAN TREASURYS AMID RISING RATES.
     Compared to their U.S. Treasury counterparts, municipal bonds provided a historically generous yield during this challenging period in the bond market. Rising bond yields attracted more investors while supply diminished, which provided municipals with a measure of insulation from rising interest rates.

-    SHORT-TERM OBLIGATIONS OUTPERFORMED LONG-TERM ISSUES AS INTEREST RATES
     ROSE.
     Securities such as short-term municipal notes outperformed long-term issues later in the period. This was expected as bonds with shorter maturities are less sensitive to rising interest rates.

                    MUNICIPAL VS. TREASURY BOND PERFORMANCE
                                1/31/99 - 1/31/00

[LINE CHART]

Lehman Brothers Municipal Bond Index  (3.63%)

Salomon 30-Year Treasury Index       (15.00%)

NET ASSET VALUE PER SHARE
AS OF 1/31/00

Class A                 $7.28

Class B                 $7.28

Class C                 $7.28


DISTRIBUTIONS DECLARED PER
SHARE FROM 2/1/99 TO 1/31/00

Class A                $0.368

Class B                $0.310

Class C                $0.333

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

SEC YIELDS ON 1/31/00

Class A                 4.55%

Class B                 4.02%

Class C                 4.32%

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.40%, 3.85% and 3.85% for Class A, B and C shares, respectively.

TAXABLE-EQUIVALENT SEC YIELDS
ON 1/31/00

Class A                 7.89%

Class B                 6.97%

Class C                 7.49%

Taxable-equivalent SEC yields are based on the combined maximum effective 42.3% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

PORTFOLIO MANAGER'S REPORT

RISING INTEREST RATES, INFLATION FEARS ROIL BOND MARKETS

Bonds lost considerable ground during the period, plagued by rising interest rates and persistent inflation worries. Against this unfavorable investment environment, the Fund's Class A shares returned negative 3.87%, without a sales charge, for the 12 months ended January 31, 2000, outperforming its Lipper peer group average of negative 5.38%.

FUND ADOPTED DEFENSIVE SHORT-TERM POSTURE

At the beginning of the period, our outlook called for low inflation and modest economic growth in response to the global economic and market turmoil during the fall of 1998. Based on those expectations, we sought to structure the portfolio with a larger-than-average proportion of bonds that tend to do well during periods of declining interest rates and emphasized bonds that would help maintain the Fund's income level.

To the surprise of most economists and market observers, the global turmoil quickly abated, setting the stage for better economic growth across the world. Rather than restructure the portfolio and sell bonds we believed would ultimately serve the Fund well, we pursued some short-term strategies aimed at temporarily cushioning the Fund against raising rates. One of our interim defenses against rising rates was a temporary position in short-term municipal notes. Because of their short life span, municipal notes are the least susceptible to changes in price due to changes in interest rates.

CONNECTICUT ENJOYED REASONABLE ECONOMIC GROWTH

Connecticut's economic growth rate remained positive, but lagged the country as a whole. One of the major constraints to better growth was a shrinking labor force and migration out of the state, which caused the state's employment growth rate to trail the national average. The gaming industry provided a stable new employment pace, with Foxwoods Casino becoming the largest employer in the state. In response to a reasonably strong economy and the state's progress in restoring budgetary reserves and stabilizing its finance, Connecticut's credit quality was upgraded to Aa by Moody's Investors Service, Inc. in 1999.

QUALITY BREAKDOWN
AS OF 1/31/00

AAA                     53.5%

AA                      33.0%

A                        7.3%

BBB                      1.4%

BB                       1.5%

Non-rated                1.9%

Cash equivalents         1.4%

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

BOUGHT
CONNECTICUT MARY WADE HOME

We purchased Connecticut Mary Wade Home (0.7% of net assets), a nursing home with strong financials, a long operating history and a solid management team. The high-yielding bonds were purchased at attractive prices and represent good total return potential.

OUTLOOK CALLS FOR A MORE FAVORABLE ENVIRONMENT

Our outlook for the municipal bond market is reasonably favorable, calling for lower interest rates over the long term. That said, we wouldn't rule out the possibility of the Fed raising short-term interest rates again to keep inflation in check. Given a scenario characterized by moderate economic growth, low inflation and stable to declining long-term interest rates, we believe that the Fund is well positioned. If interest rates appear to us to be heading significantly higher, we will likely adjust our strategy in response.

Connecticut's economy would be vulnerable to a prolonged stock market correction should it occur. Barring that development, the state's economy should continue to grow, although at a slightly weaker pace than the nation as a whole due to higher-than-average wage inflation and labor shortages.

/s/ Gary Swayze

GARY SWAYZE is portfolio manager of Colonial Connecticut Tax-Exempt fund and is a senior vice president of Colonial Management Associates, Inc.

Effective August 20, 1999, the Board of Trustees approved an increase in the internal limit that the Fund's Advisor has set regarding investment in inverse floating rate obligations. These obligations represent interest in tax-exempt bonds and carry interest rates that vary inversely to changes in short-term interest rates. Although floating rate obligations may have greater price volatility and offer additional yield, the Fund's Advisor uses futures contracts from time to time to mitigate the additional duration. The Advisor has set a policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.


Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.


Top Five Sector Breakdowns
1/31/00 vs. 1/31/99

                                         Fund as of          Fund as of
                                          1/31/00              1/31/99
Local General Obligations                   22.1%                21.5%
State General Obligations                   12.4%                12.1%
Hospital                                    10.0%                13.2%
Water & Sewer                                9.3%                 5.5%
Single Family                                8.9%                 8.1%

Sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

SOLD

CONNECTICUT NEW BRITAIN HOSPITAL

We sold Connecticut New Britain Hospital bonds after they had been prerefunded, a process where the issuer backs the bonds with U.S. Treasury securities. After the prerefunding and a price boost, the bonds offered less total return potential.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 11/1/91 - 1/31/00


                                   Without                    With
                                    sales                     sales
                                   charge                    charge
Class A                            $15,998                   $15,238

Class B                            $15,110                   $15,110

Class C                            $15,817                   $15,817

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES FROM 11/1/91 - 1/31/00


               Without sales charge    With sales charge      Lehman Brothers
                                                            Municipal Bond Index
11/1/91                10000                  10000                 10000
12/27/91               10209                   9724                 10215
1/31/92                10220                   9735               10238.5
2/28/92                10230                   9745               10241.6
3/31/92                10300                   9811               10245.7
4/30/92                10311                   9822               10336.9
5/31/92                10468                   9971               10458.8
6/30/92                10786                  10274               10634.5
7/31/92                10973                  10452               10953.6
8/31/92                10882                  10365               10847.3
9/30/92                10908                  10390               10917.8
10/31/92               10772                  10260               10810.8
11/30/92               11023                  10499               11004.4
12/24/92               11161                  10631               11116.6
1/31/93                11293                  10757               11245.5
2/28/93                11761                  11202               11652.6
3/31/93                11573                  11023               11529.1
4/30/93                11799                  11239               11645.6
5/31/93                11856                  11293               11710.8
6/30/93                12064                  11492               11906.3
7/31/93                12088                  11514               11921.8
8/31/93                12425                  11835               12169.8
9/30/93                12542                  11946               12308.5
10/31/93               12407                  11818               12331.9
11/30/93               12383                  11795               12223.4
12/29/93               12596                  11998               12481.3
1/31/94                12667                  12065               12623.6
2/28/94                12142                  11565               12296.6
3/31/94                11583                  11033               11796.2
4/30/94                11818                  11257               11896.4
5/31/94                12105                  11531               11999.9
6/30/94                11883                  11320               11926.7
7/31/94                12140                  11563                 12145
8/31/94                12148                  11571               12187.5
9/30/94                11807                  11246               12008.4
10/31/94               11397                  10856               11794.6
11/30/94               11490                  10944               11581.1
12/28/94               11684                  11129               11835.9
1/31/95                12219                  11639               12174.4
2/28/95                12432                  11841               12528.7
3/31/95                12611                  12012               12672.8
4/30/95                12516                  11921                 12688
5/31/95                13008                  12390               13092.7
6/30/95                12771                  12165               12978.8
7/31/95                12709                  12105               13102.1
8/31/95                13012                  12394               13268.5
9/30/95                13105                  12483               13352.1
10/31/95               13304                  12672               13545.7
11/30/95               13611                  12964               13770.6
12/27/95               13634                  12986               13902.8
1/31/96                13710                  13059               14008.4
2/29/96                13697                  13046               13913.2
3/31/96                13430                  12792               13735.1
4/30/96                13326                  12693               13696.6
5/31/96                13440                  12802               13691.1
6/30/96                13481                  12841               13840.4
7/31/96                13798                  13144               13964.9
8/31/96                13637                  12990               13962.1
9/30/96                13884                  13225               14157.6
10/31/96               14019                  13353               14317.6
11/30/96               14194                  13520               14579.6
12/27/96               14199                  13525               14518.4
1/31/97                14242                  13566                 14546
2/28/97                14343                  13663               14679.8
3/31/97                14216                  13541               14484.5
4/30/97                14336                  13655               14606.2
5/31/97                14552                  13861               14826.8
6/30/97                14749                  14048               14985.4
7/31/97                14967                  14256               15400.5
8/31/97                14952                  14242               15255.7
9/30/97                15132                  14413               15437.3
10/31/97               15136                  14417               15536.1
11/30/97               15318                  14590               15627.7
12/26/97               15503                  14767               15855.9
1/31/98                15627                  14885               16019.2
2/28/98                15548                  14809                 16024
3/31/98                15730                  14983               16038.5
4/30/98                15591                  14850               15966.3
5/31/98                15814                  15064               16218.6
6/30/98                15876                  15123               16281.8
7/20/98                15899                  15144               16322.5
8/20/98                16064                  15301               16575.5
9/20/98                16291                  15517               16782.7
10/20/98               16354                  15577               16782.7
11/20/98               16376                  15598               16841.4
12/20/98               16460                  15678               16883.5
1/20/99                16585                  15797               17084.5
2/20/99                16606                  15817               17009.3
3/20/99                16563                  15776               17033.1
4/20/99                16605                  15816               17075.7
5/20/99                16500                  15716               16976.6
6/20/99                16246                  15474               16732.2
7/20/99                16418                  15638               16792.4
8/20/99                16206                  15436               16658.1
9/20/99                16186                  15417               16664.7
10/20/99               15972                  15213               16484.8
11/20/99               16191                  15422               16659.5
12/20/99               16064                  15301               16534.6
1/31/00                16508                  15238                 15998

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/00

Share Class                                A                                   B                                  C
Inception Date                          11/1/91                              6/8/92                             8/1/97
----------------------------------------------------------------------------------------------------------------------------------
                                Without         With sales         Without          With sales         Without          With sales
                             sales charge         charge         sales charge         charge         sales charge         charge
----------------------------------------------------------------------------------------------------------------------------------
1 Year                          (3.87)%           (8.44)%           (4.59)%           (9.17)%           (4.31)%           (5.22)%
5 Years                          5.81              4.79              5.02              4.69              5.57              5.57
Life of Fund                     5.86              5.23              5.13              5.13              5.71              5.71

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

Share Class                                A                                   B                                  C
----------------------------------------------------------------------------------------------------------------------------------
                                Without         With sales         Without          With sales         Without          With sales
                             sales charge         charge         sales charge         charge         sales charge         charge
----------------------------------------------------------------------------------------------------------------------------------
1 Year                          (2.40)%           (7.04)%           (3.13)%           (7.78)%           (2.84)%           (3.77)%
5 Years                          6.60              5.57              5.81              5.49              6.37              6.37
Life of Fund                     5.97              5.34              5.24              5.24              5.83              5.83

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

INVESTMENT PORTFOLIO

January 31, 2000
(In thousands)

MUNICIPAL BONDS - 96.8%                                   PAR            VALUE
--------------------------------------------------------------------------------
EDUCATION - 7.1%
EDUCATION - 6.6%
State Health & Educational Facilities Authority:
    5.250% 11/01/17                                      $2,500         $2,292
Hopkins School, Series 1998-A,
    4.750% 07/01/23                                       1,385          1,114
Quinnipiac College, Series 1998-E,
    4.700% 07/01/15                                       1,250          1,063
St. Joseph College, Series 1999-A:
    5.250% 07/01/13                                         450            414
    5.250% 07/01/14                                         475            430
Trinity College, Series 1998-F,
    5.500% 07/01/21                                       2,000          1,882
Yale University, Series 1992,
  IFRN (variable rate),
    7.924% 06/10/30                                       2,500          2,328
                                                                        ------
                                                                         9,523
                                                                        ------
STUDENT LOAN - 0.5%
State Higher Education
  Supplemental Loan Authority,
  Series 1991-A,
    7.200% 11/15/10                                         670            694
                                                                        ------
--------------------------------------------------------------------------------
HEALTHCARE - 14.5%
HOSPITAL - 9.9%
State Health & Educational
  Facilities Authority:
  Bridgeport Hospital, Series A,
    6.500% 07/01/12                                       1,000          1,047
  Catholic Health East, Series 1999-F,
    5.750% 11/15/29                                       1,000            938
  Danbury Hospital, Series E,
    6.500% 07/01/14                                       1,400          1,451
  Hospital for Specialty Care, Series B,
    5.375% 07/01/17                                       2,500          2,053
  Norwalk Hospital, Series D,
    6.250% 07/01/12                                       1,750          1,842
  St. Francis Hospital & Medical Center,
  Series B,
    6.125% 07/01/10                                       1,000          1,037
St. Raphael Hospital:
  Series E,
    6.750% 07/01/13                                       1,400          1,457
  Series 1992-F,
    6.200% 07/01/14                                         750            774
  Series 1992-G,
    6.200% 07/01/14                                         225            232
  Series 1993-H,
    5.250% 07/01/09                                       2,000          1,984
Yale-New Haven Hospital:
  Series G,
    6.500% 07/01/12                                         500            523

                                                          PAR            VALUE
--------------------------------------------------------------------------------
  Series 1996-H,
    5.500% 07/01/13                                      $1,000        $   980
                                                                       -------
                                                                        14,318
NURSING HOME - 4.6%                                                    -------
State Development Authority:
  Clintonville Manor Realty, Inc.,
  Series 1992,
    6.750% 06/20/21                                       1,490          1,505
  Duncaster Inc.:
  Series 1992,
    6.700% 09/01/07                                         250            265
  Series 1992,
    6.750% 09/01/15                                       1,250          1,328
  Mary Wade Home, Series 1999-A,
    6.375% 12/01/18                                       1,000            956
State Health & Educational Facilities
  Authority:
  Pope John Paul II Center for Health,
    6.250% 11/01/13                                       2,000          2,042
Noble Horizons Project, Series 1993,
    5.875% 11/01/12                                         640            628
                                                                       -------
                                                                         6,724
                                                                       -------
--------------------------------------------------------------------------------
HOUSING - 11.0%
MULTI-FAMILY - 2.3%
New Britain Housing Authority,
  Nathan Hale Apartments:
  Series 1992-A,
    6.500% 07/01/02                                          65             66
  Series 1992-B,
    6.875% 07/01/24                                       2,590          2,664
Waterbury Nonprofit Housing Corp.,
  Fairmont Heights, Series 1993-A,
    6.500% 01/01/26                                         600            609
                                                                        ------
                                                                         3,339
                                                                        ------
SINGLE-FAMILY - 8.7%
State Housing Finance Authority:
  Series 1990-B4,
    7.300% 11/15/03                                           5              5
  Series 1991-C1,
    6.450% 11/15/11                                       1,325          1,357
  Series 1991-C2,
    6.700% 11/15/22                                          30             31
  Series 1991-C,
    6.600% 11/15/23                                       1,415          1,457
  Series 1992-B,
    6.700% 11/15/12                                       2,215          2,317
  Series 1993-B,
    5.650% 05/15/06                                         550            558
  Series 1993-B,
    6.200% 05/15/12                                       5,000          5,062
  Series-C1,
    6.350% 05/15/17                                         945            949

January 31, 2000
(In thousands)

                                                          PAR           VALUE
--------------------------------------------------------------------------------
  Series D-2,
    5.60% 11/15/21                                       $1,000        $   915
                                                                       -------
                                                                        12,651
                                                                       -------
--------------------------------------------------------------------------------
OTHER - 1.2%
REFUNDED/ESCROWED (a)
PR Commonwealth of Puerto Rico,
  Series 1994,
    6.500% 07/01/23                                       1,500          1,622
State Health & Educational
  Facilities Authority,
  Lutheran General Health Care System,
  Series 1989,
    7.250% 07/01/04                                         120            126
                                                                       -------
                                                                         1,748
                                                                       -------
--------------------------------------------------------------------------------
OTHER REVENUE - 2.1%
INDUSTRIAL - 1.5%
State Development Authority,
  Pfizer Inc. Project, Series 1994,
    7.000% 07/01/25                                       2,000          2,149
                                                                       -------
PAPER PRODUCTS - 0.6%
Sprague, International Paper Co. Project,
  Series A,
    5.700% 10/01/21                                       1,000            865
                                                                       -------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 3.8%
DISPOSAL - 1.9%
State Development Authority,
  Sewer Sludge Disposal Facilities,
  Series 1996,
    8.250% 12/01/06                                       1,130          1,219
State Disposal Facility,
  Netco Waterbury Ltd.,
  Series 1995,
    9.375% 06/01/16                                       1,400          1,537
                                                                       -------
                                                                         2,756
                                                                       -------
RESOURCE RECOVERY - 1.9%
Bristol Resource Recovery Facility
  Operation Committee,
  Ogden Martin Systems, Inc.,
  Series 1995,
    6.500% 07/01/14                                       1,500          1,495
State Resource Recovery Authority,
  American Re-Fuel Co., Series 1992-A,
    6.450% 11/15/22                                       1,425          1,311
                                                                       -------
                                                                         2,806
                                                                       -------
--------------------------------------------------------------------------------
TAXED BACKED - 46.6%
LOCAL GENERAL OBLIGATIONS - 21.7%
Bethel,
    6.500% 02/15/09                                       1,220          1,326

                                                          PAR            VALUE
--------------------------------------------------------------------------------
Bridgeport:
  Series 1996-A,
    6.500% 09/01/08                                      $3,000         $3,256
  Series A,
    6.250% 03/01/12                                       2,465          2,624
Danbury:
  Series 1992,
    5.625% 08/15/11                                         690            705
  Series 1994,
    4.500% 02/01/12                                       1,280          1,154
    4.500% 02/01/13                                       1,280          1,138
Darien,
  Series 1999,
    4.500% 08/01/18                                         500            407
East Haddam,
  Series 1991,
    6.300% 06/15/09                                         260            272
Farmington,
  Series 1993:
    5.700% 01/15/12                                         590            603
    5.700% 01/15/13                                         570            579
Granby,
  Series 1993:
    6.500% 04/01/09                                         200            219
    6.550% 04/01/10                                         175            193
Griswold,
  Series 1992,
    6.000% 04/15/09                                         410            428
Hamden,
  Series 1992:
    6.000% 10/01/11                                         425            443
    6.000% 10/01/12                                         425            433
Hartford County Metropolitan District:
    5.625% 02/01/11                                         600            608
    5.625% 02/01/12                                         600            606
    5.625% 02/01/13                                         600            604
  Series 1991,
    6.200% 11/15/10                                         220            238
  Series 1993:
    5.200% 12/01/12                                         600            586
    5.200% 12/01/13                                         500            483
Montville,
  Series 1993,
    6.300% 03/01/12                                         335            358
New Britain:
  Series 1992,
    6.000% 02/01/08                                         400            419
  Series 1993-A,
    6.000% 10/01/12                                       2,000          2,088
  Series 1993-B,
    6.000% 03/01/12                                       1,000          1,043

January 31, 2000

(In thousands)

MUNICIPAL BONDS (CONTINUED)                               PAR            VALUE
--------------------------------------------------------------------------------
TAXED BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
North Branford:
    6.200% 02/15/11                                     $   195        $   202
    6.200% 02/15/12                                         225            232
Norwich,
  Series 1994:
    5.750% 09/15/13                                         875            880
    5.750% 09/15/14                                         870            871
Plainfield,
  Series 1992,
    6.375% 08/01/11                                         500            525
PR Commonwealth of Puerto Rico
  Municipal Finance Agency,
  Series 1999-A,
    5.500% 08/01/23                                         350            325
Somers:
    6.250% 01/15/08                                         270            280
    6.000% 01/15/11                                         125            129
South Windsor,
  Series 1992,
    6.200% 09/01/10                                         495            517
Stamford:
  Series 1992,
    6.125% 11/01/11                                       1,050          1,106
  Series 1995,
    5.250% 03/15/14                                       2,160          2,040
State Regional School District:
  No. 14, Series 1991,
    6.100% 12/15/06                                         285            303
  No. 5, Series 1992,
    6.300% 03/01/10                                         400            420
  Series 1993,
    5.600% 02/15/12                                         150            152
Torrington,
  Series 1992,
    6.400% 05/15/10                                         750            787
Vernon,
  Series 1988,
    7.100% 10/15/03                                         250            270
West Haven,
  Series 1993-B,
    5.400% 06/01/10                                         705            728
Westbrook,
  Series 1992:
    6.300% 03/15/12                                         265            284
    6.400% 03/15/09                                         630            681
                                                                       -------
                                                                        31,545
                                                                       -------

                                                          PAR            VALUE
--------------------------------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 6.1%
PR Commonwealth of Puerto Rico:
  Highway & Transportation Authority,
  Series W,
    5.50% 07/01/09                                      $ 1,110        $ 1,135
  Building Authority,
  Series B,
    5.000% 07/01/13                                       1,000            939
State,
  Series 1992-B,
    6.125% 09/01/12                                       5,500          5,778
State, Transportation Infrastructure,
  Series 1994-B,
    6.000% 10/01/09                                       1,000          1,052
                                                                       -------
                                                                         8,904
                                                                       -------
STATE APPROPRIATED - 6.7%
PR Commonwealth of Puerto Rico
  Public Building Authority,
  Series 1993-M,
    5.700% 07/01/16                                       3,300          3,210
State Certificates of Participation,
  Middletown Courthouse Project:
    6.250% 12/15/09                                       1,685          1,767
    6.250% 12/15/10                                         750            787
    6.250% 12/15/12                                         100            105
    6.250% 12/15/13                                         850            891
State Development Authority,
  Series 1993-A,
    5.250% 11/15/11                                         750            731
State Health & Educational  Facilities
  Authority, American Health
  Foundation/Windsor Project,
    7.125% 11/01/24                                       2,000          2,208
                                                                       -------
                                                                         9,699
                                                                       -------
STATE GENERAL OBLIGATIONS - 12.1%
PR Commonwealth of Puerto Rico:
  Aqueduct & Sewer Authority,
  Series 1995,
    6.000% 07/01/07                                       2,750          2,910
  Highway & Transportation Authority,
  Series X,
    5.500% 07/01/13 (b)                                   3,000          3,000
State Government:
  Series 1990-B,
    (c) 11/15/10                                          1,450            793
  Series 1993-A,
    5.600% 11/15/10                                       1,000          1,012
  Series 1993-B,
    5.400% 09/15/09                                       3,000          3,031
  Series 1995-B,
    5.375% 10/01/15                                       5,000          4,778

January 31, 2000

(In thousands)

                                                          PAR            VALUE
--------------------------------------------------------------------------------

  Series 1998-C,
    4.500% 10/15/16                                      $1,000        $   829
  Series 1999 B-2,
    5.875% 11/01/15                                       1,250          1,263
                                                                       -------
                                                                        17,616
                                                                       -------
--------------------------------------------------------------------------------
UTILITY - 10.5%
INVESTOR OWNED - 0.6%
State Development Authority,
  Connecticut Light & Power Co.,
  Series 1993-B,
    5.950% 09/01/28                                       1,000            871
                                                                       -------
MUNICIPAL ELECTRIC - 0.8%
PR Puerto Rico Electric Power Authority,
  Series 1998-EE,
    4.500% 07/01/18                                       1,500          1,228
                                                                       -------
WATER & SEWER - 9.1%
South Central Regional Water Authority:
  Series 11,
    5.750% 08/01/12                                       2,000          2,013
  Series 1999 15-A,
    5.125% 08/01/29                                       4,000          3,379
State Clean Water Fund:
  Series 1991,
    7.000% 01/01/11                                       1,850          1,933
  Series 1992:
    6.125% 02/01/12 (b)                                   3,580          3,764
    6.125% 02/01/12                                         150            154
  Series 1993,
    5.875% 04/01/09                                       1,000          1,044
  Series 1999,
    5.125% 09/01/15                                       1,000            922
                                                                       -------
                                                                        13,209
                                                                       -------
TOTAL MUNICIPAL BONDS
(cost of $139,613)(d)                                                  140,645
                                                                       -------

                                                          PAR            VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.4%
--------------------------------------------------------------------------------
VARIABLE SERIES DEMAND NOTES (e)
DC District of Columbia,
  Series 1991 B-1,
    3.650% 06/01/03                                     $   400       $    400
IL Naperville,
  Series 1999,
    3.300% 12/01/29                                         400            400
NY Long Island Power Authority,
  Sub-Series 1998-5,
    3.500% 05/01/33                                         100            100
TX Gulf Coast Waste Disposal Authority
  Monsanto Co.,
  Series 1994,
    3.450% 04/01/13                                       1,100          1,100
                                                                      --------
TOTAL SHORT-TERM OBLIGATIONS                                             2,000
                                                                      --------
OTHER ASSETS & LIABILITIES, NET - 1.8%                                   2,717
                                                                      --------

NET ASSETS - 100.0%                                                   $145,362
                                                                      --------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(b) These securities, or a portion thereof, with a total market value of $5,419 are being used to collateralize open futures contracts.

(c)   Zero coupon bond.

(d)   Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2000.

               ACRONYM       NAME
               -------       ----
                IFRN      Inverse Floating Rate Note

Long futures contracts open at January 31, 2000:

                       Par value                              Unrealized
                      covered by         Expiration          depreciation
    Type               contracts            month             at 01/31/00
--------------------------------------------------------------------------------
Municipal Bond          $4,400              March               $(183)


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $139,613)                      $140,645
Short-term obligations                                       2,000
                                                          --------
                                                           142,645
Receivable for:
  Interest                                        $2,048
  Investments sold                                 1,222
  Fund shares sold                                   299
  Expense reimbursement due
    from Advisor                                      21
Other                                                 30     3,620
                                                  ------  --------
  Total Assets                                             146,265

LIABILITIES
Payable for:
  Fund shares repurchased                            580
  Distributions                                      200
  Variation margin on futures                         26
Accrued:
  Management fee                                      62
  Transfer agent fee                                  16
  Bookkeeping fee                                      5
  Deferred Trustees fee                                5
Other                                                  9
                                                  ------
  Total Liabilities                                            903
                                                          --------

NET ASSETS                                                $145,362
                                                          ========
Net asset value & redemption price per share  --
  Class A ($66,348/9,117)                                 $   7.28(a)
                                                          ========
Maximum offering price per share  --
  Class A ($7.28/0.9525)                                  $   7.64(b)
                                                          ========
Net asset value & offering price per share  --
  Class B ($76,246/10,477)                                $   7.28(a)
                                                          ========
Net asset value & offering price per share  --
  Class C ($2,768/381)                                    $   7.28(a)
                                                          ========

COMPOSITION OF NET ASSETS
Capital paid in                                           $149,752
Overdistributed net investment income                         (189)
Accumulated net realized loss                               (5,050)
Net unrealized appreciation (depreciation) on:
  Investments                                                1,032
  Open future contracts                                       (183)
                                                          --------
                                                          $145,362
                                                          ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS
For the Year Ended January 31, 2000
(In thousands)

INVESTMENT INCOME
Interest                                                  $   9,142

EXPENSES
Management fee                              $      815
Service fee                                        300
Distribution fee -- Class B                        627
Distribution fee -- Class C                         19
Transfer agent fee                                 245
Bookkeeping fee                                     67
Trustees fee                                        14
Audit fee                                           18
Legal fee                                           10
Custodian fee                                        3
Registration fee                                    16
Reports to shareholders                             18
Other                                               12
                                            ----------
Total expenses                                   2,164
Fees waived by the Advisor                        (238)
Fees waived by the Distributor -- Class C           (8)
Custodian credits earned                            (3)       1,915
                                            ----------    ---------
    Net Investment Income                                     7,227
                                                          ---------
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                      (79)
  Closed futures contracts                         133
                                            ----------
    Net Realized Gain                                            54
Net change in unrealized appreciation/
  depreciation during the period on:
  Investments                                  (14,207)
  Open future contracts                           (183)
                                            ----------
    Net Change in Unrealized
     Appreciation/Depreciation                              (14,390)
                                                          ---------
    Net Loss                                                (14,336)
                                                          ---------
Decrease in Net Assets from Operations                    $  (7,109)
                                                          =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                             YEARS ENDED
                                                             JANUARY 31
                                                     ---------------------------
INCREASE (DECREASE) IN NET ASSETS                       2000          1999
--------------------------------------------------------------------------------
Operations:
Net investment income                                $   7,227     $   7,141
Net realized gain                                           54           699
Net change in unrealized
  appreciation/depreciation                            (14,390)        1,933
                                                     ---------     ---------
  Net Increase (Decrease)
   from Operations                                      (7,109)        9,773

Distributions:
From net investment income -- Class A                   (3,696)       (3,771)
In excess of net investment income -- Class A               --          (110)
From net investment income -- Class B                   (3,410)       (3,337)
In excess of net investment income -- Class B               --           (97)
From net investment income -- Class C                     (112)          (33)
In excess of net investment income -- Class C               --            (1)
                                                     ---------     ---------
                                                       (14,327)        2,424
                                                     ---------     ---------

Fund Share Transactions:
Receipts for shares sold -- Class A                      4,861         9,765
Value of distributions reinvested -- Class A             2,122         2,342
Cost of shares repurchased -- Class A                  (17,038)      (10,158)
                                                     ---------     ---------
                                                       (10,055)        1,949
                                                     ---------     ---------
Receipts for shares sold -- Class B                     11,545        12,745
Value of distributions reinvested -- Class B             2,091         2,189
Cost of shares repurchased -- Class B                  (17,985)      (12,593)
                                                     ---------     ---------
                                                        (4,349)        2,341
                                                     ---------     ---------
Receipts for shares sold -- Class C                      2,664           841
Value of distributions reinvested -- Class C                80            21
Cost of shares repurchased -- Class C                   (1,087)          (25)
                                                     ---------     ---------
                                                         1,657           837
                                                     ---------     ---------
Net Increase (Decrease) from Fund Share
  Transactions                                         (12,747)        5,127
                                                     ---------     ---------
  Total Increase (Decrease)                            (27,074)        7,551

NET ASSETS
Beginning of period                                    172,436       164,885
                                                     ---------     ---------
End of period (net of overdistributed
  net investment income of
  $189 and $211, respectively)                       $ 145,362     $ 172,436
                                                     ---------     ---------

                                                             YEARS ENDED
                                                             JANUARY 31
                                                     ---------------------------
NUMBER OF FUND SHARES                                     2000        1999
--------------------------------------------------------------------------------

Sold -- Class A                                            638         1,246
Issued for distributions reinvested -- Class A             280           299
Repurchased -- Class A                                  (2,267)       (1,299)
                                                     ---------     ---------
                                                        (1,349)          246
                                                     ---------     ---------
Sold -- Class B                                          1,511         1,625
Issued for distributions reinvested -- Class B             276           280
Repurchased -- Class B                                  (2,378)       (1,610)
                                                     ---------     ---------
                                                          (591)          295
                                                     ---------     ---------
Sold -- Class C                                            346           107
Issued for distributions reinvested -- Class C              11             3
Repurchased -- Class C                                    (144)           (3)
                                                     ---------     ---------
                                                           213           107
                                                     ---------     ---------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2000

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Connecticut Tax Exempt Fund (the Fund), a series of Liberty Funds Trust V, formerly Colonial Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

ORIGINAL PURCHASE                         CONVERTS TO CLASS A SHARES
-----------------                         --------------------------
Less than $250,000                                  8 years
$250,000 to less than $500,000                      4 years
$500,000 to less than $1,000,000                    3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

AVERAGE NET ASSETS                             ANNUAL FEE RATE
------------------                             ---------------
 First $2 billion                                   0.50%
 Over $2 billion                                    0.45%

January 31, 2000

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was reduced from 0.13% annually of average net assets to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the year ended January 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $17,823 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $198,609 and $4,792 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

VALUATION OF SHARES OUTSTANDING ON THE
20TH OF EACH MONTH WHICH WERE ISSUED                   ANNUAL FEE RATE
------------------------------------                   ---------------
Prior to November 30, 1994                                  0.10%
On or after December 1, 1994                                0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $2,927 applied during the year ended January 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.


NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:

During the year ended January 31, 2000, purchases and sales of investments, other than short-term obligations, were $14,067,049 and $25,201,911, respectively.

Unrealized appreciation (depreciation) at January 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                          $4,366,092
Gross unrealized depreciation                          (3,334,000)
                                                       ----------
   Net unrealized appreciation                         $1,032,092
                                                       ==========

CAPITAL LOSS CARRYFORWARDS:

At January 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

YEAR OF EXPIRATION                                CAPITAL LOSS CARRYFORWARD
------------------                                -------------------------
       2003                                               $  554,000
       2004                                                2,209,000
       2008                                                  788,000
                                                          ----------
                                                          $3,551,000
                                                          ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the

January 31, 2000

Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.


NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended January 31, 2000.


CHANGE IN INDEPENDENT AUDITOR:

Based on the recommendation of the Audit Committee of the Fund on June 18, 1999, the Board of Trustees determined not to retain PricewaterhouseCoopers LLP (PwC) as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended January 31, 2000. During the two most recent fiscal years, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent years and through March 11, 1999, there were no disagreements between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreement in its report on the financial statements for such years.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          YEARS ENDED JANUARY 31
                                              ----------------------------------------------------------------------------------
                                                            2000                                          1999
                                              -----------------------------------       ----------------------------------------
                                              CLASS A      CLASS B       CLASS C          CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  7.950     $  7.950     $   7.950       $     7.830     $  7.830     $     7.830
                                              --------     --------     ---------       -----------     --------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a) (b)                    0.368        0.310         0.333(c)          0.369        0.308           0.333(d)
Net realized and unrealized gain (loss)         (0.670)      (0.670)       (0.670)            0.129        0.129           0.129
                                              --------     --------     ---------       -----------     --------     -----------
  Total from Investment Operations              (0.302)      (0.360)       (0.337)            0.498        0.437           0.462
                                              --------     --------     ---------       -----------     --------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.368)      (0.310)       (0.333)           (0.368)      (0.309)         (0.333)
In excess of net investment income                  --           --            --            (0.010)      (0.008)         (0.009)
                                              --------     --------     ---------       -----------     --------     -----------
  Total Distributions
  Declared to Shareholders                      (0.368)      (0.310)       (0.333)           (0.378)      (0.317)         (0.342)
                                              --------     --------     ---------       -----------     --------     -----------
NET ASSET VALUE, END OF PERIOD                $  7.280     $  7.280     $   7.280       $     7.950     $  7.950     $     7.950
                                              ========     ========     =========       ===========     ========     ===========
Total return (e)(f)                              (3.87)%      (4.59)%       (4.31)%            6.54%        5.73%           6.05%
                                              ========     ========     =========       ===========     ========     ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                      0.78%        1.53%         1.23%(c)          0.77%        1.52%           1.22%(d)
Net investment income (g)                         4.84%        4.09%         4.39%(c)          4.69%        3.94%           4.24%(d)
Fees and expenses waived or borne by the
  Advisor (g)                                     0.15%        0.15%         0.15%             0.14%        0.14%           0.14%
Portfolio turnover                                   9%           9%            9%                6%           6%              6%
Net assets at end of period (000)             $ 66,348     $ 76,246     $   2,768       $    83,156     $ 87,947     $     1,333
(a) Net of fees and expenses
    waived or borne
    by the Advisor which amounted to:         $  0.011     $  0.011     $   0.011       $     0.011     $  0.011     $     0.011

(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $0.023 per share and 0.30%.

(d) Net of fees waived by the Distributor which amounted to $0.024 per share and 0.30%.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.


2000 Federal Income Tax Information (unaudited).
Approximately 100% of the income distributions will be treated as exempt income for Federal income tax purposes.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                              YEARS ENDED JANUARY 31
                                                                1998                                          1997
                                               ---------------------------------------           ------------------------------
                                               CLASS A         CLASS B       CLASS C (b)           CLASS A            CLASS B
NET ASSET VALUE, BEGINNING OF PERIOD           $ 7.490        $  7.490        $  7.710           $     7.630        $     7.630
                                               -------        --------        --------           -----------        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                        0.385           0.328           0.173(c)              0.393              0.338
Net realized and unrealized gain (loss)          0.344           0.344           0.124                (0.141)            (0.141)
                                               -------        --------        --------           -----------        -----------
  Total from Investment
    Operations                                   0.729           0.672           0.297                 0.252              0.197
                                               -------        --------        --------           -----------        -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.386)         (0.330)         (0.177)               (0.392)            (0.337)
In excess of net investment income              (0.003)         (0.002)             --                    --                 --
                                               -------        --------        --------           -----------        -----------
  Total Distributions Declared
    to Shareholders                             (0.389)         (0.332)         (0.177)               (0.392)            (0.337)
                                               -------        --------        --------           -----------        -----------
NET ASSET VALUE, END OF PERIOD                 $ 7.830        $  7.830        $  7.830           $     7.490        $     7.490
                                               -------        --------        --------           -----------        -----------
Total return (d)(e)                              10.00%           9.19%           3.90%(f)              3.48%              2.71%
                                               =======        ========        ========           ===========        ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                          0.62%(g)        1.37%(g)        1.09%(c)(g)(h)        0.59%(g)           1.34%(g)
Net investment income                             5.04%(g)        4.29%(g)        4.48%(c)(g)(h)        5.28%(g)           4.53%(g)
Fees and expenses waived or borne
  by the Advisor                                  0.29%(g)        0.29%(g)        0.28%(g)(h)           0.31%(g)           0.31%(g)
Portfolio turnover                                  12%             12%             12%                   21%                21%
Net assets at end of period (000)              $80,035        $ 84,370        $    480           $    74,059        $    81,437
(a) Net of fees and expenses waived or borne
  by the Advisor which amounted to:            $ 0.022        $  0.022        $  0.021           $     0.023        $     0.023

(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30% (annualized).

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g) The benefits determined from custody credits and directed brokerage arrangements had no impact.

(h)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                   YEAR ENDED JANUARY 31
                                                                                ---------------------------
                                                                                           1996
                                                                                ---------------------------
                                                                                  CLASS A         CLASS B
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $     7.080     $     7.080
                                                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                             0.400           0.345
Net realized and unrealized gain                                                      0.552           0.552
                                                                                -----------     -----------
   Total from Investment Operations                                                   0.952           0.897
                                                                                -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                           (0.402)         (0.347)
                                                                                -----------     -----------
NET ASSET VALUE, END OF PERIOD                                                  $     7.630     $     7.630
                                                                                ===========     ===========
Total return (b)(c)                                                                   13.77%          12.93%
                                                                                ===========     ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                                           0.51%           1.25%
Net investment income (d)                                                              5.42%           4.68%
Fees and expenses waived or borne  by the Advisor (d)                                  0.42%           0.42%
Portfolio turnover                                                                       13%             13%
Net assets at end of period (000)                                               $    80,039     $    82,785
(a) Net of fees and expenses waived or borne by the Advisor which amounted to:  $     0.031     $     0.031

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits determined from custody credits and directed brokerage arrangements had no impact.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V AND THE SHAREHOLDERS OF COLONIAL CONNECTICUT TAX-EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Colonial Connecticut Tax-Exempt Fund (the
Fund), one of the series of Liberty Funds Trust V, as of January 31, 2000, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended January 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2000 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Colonial Connecticut Tax-Exempt Fund of Liberty Funds Trust V at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP


Boston, Massachusetts
March 13, 2000

TRUSTEES & TRANSFER AGENT

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY

Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL

Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN

Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

ANNUAL REPORT:

COLONIAL CONNECTICUT TAX-EXEMPT FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

ALL-STAR       Institutional money management approach for individual investors.

COLONIAL       Fixed income and value style equity investing.

CRABBE
HUSON          A contrarian approach to fixed income and equity investing.

NEWPORT        A leader in international investing.(SM)

STEIN ROE      Solutions for growth and income investing.
ADVISOR

KEYPORT        A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

COLONIAL CONNECTICUT TAX-EXEMPT FUND ANNUAL REPORT


[LIBERTY FUNDS letterhead]                                        BULK RATE
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20




                                                 778-02/361A-0200 (3/00) 00/329